MARKETABLE SECURITIES AND DERIVATIVES (Tables)	12 Months Ended
Nov. 30, 2021
MARKETABLE SECURITIES AND DERIVATIVES
Summary of marketable securities

	2021	2020
	$	$
Common Shares of Canadian licensed producer	3,000	750
Purchase Warrants of Canadian licensed producer	72	282
	3,072	1,032